Consolidated Statements Of Income (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Operating revenues (Note 3):
Fixed voice related services	¥ 1,949,557	¥ 2,180,778	¥ 2,355,597
Mobile voice related services	1,870,064	2,021,579	2,150,734
IP / packet communications services	3,602,541	3,341,112	3,113,411
Sale of telecommunication equipment	580,900	565,874	598,318
System integration	1,776,941	1,382,195	1,242,729
Other	727,359	813,465	720,587
Operating revenues, Total	10,507,362	10,305,003	10,181,376
Operating expenses (Notes 3, 15 and 17):
Cost of services (exclusive of items shown separately below)	2,379,388	2,458,029	2,426,721
Cost of equipment sold (Note 2) (exclusive of items shown separately below)	787,681	760,832	798,895
Cost of system integration (exclusive of items shown separately below)	1,209,870	915,018	817,135
Depreciation and amortization (Note 8)	1,910,698	1,962,534	2,012,064
Impairment losses	9,555	1,094	4,582
Selling, general and administrative expenses (Notes 17 and 23)	2,981,734	2,989,814	3,000,370
Goodwill and other intangible assets impairments (Note 8)	5,470	2,773	3,916
Operating expenses, Total	9,284,396	9,090,094	9,063,683
Operating income	1,222,966	1,214,909	1,117,693
Other income (expenses):
Interest and amortization of bond discounts and issue costs (Note 2)	(56,326)	(55,267)	(55,150)
Interest income	19,298	21,600	24,004
Other, net (Notes 19 and 20)	53,392	(5,445)	33,524
Nonoperating income (expense), Total	16,364	(39,112)	2,378
Income before income taxes and equity in earnings (losses) of affiliated companies	1,239,330	1,175,797	1,120,071
Income tax expense (benefit) (Note 11):
Current	451,222	448,813	494,472
Deferred	136,571	26,779	(47,471)
Income tax expense (benefit), Total	587,793	475,592	447,001
Income before equity in earnings (losses) of affiliated companies	651,537	700,205	673,070
Equity in earnings (losses) of affiliated companies (Notes 6 and 15)	(2,986)	1,670	8,794
Net income	648,551	701,875	681,864
Less-Net income attributable to noncontrolling interests	180,850	192,246	189,598
Net income attributable to NTT	¥ 467,701	¥ 509,629	¥ 492,266
Per share of common stock :
Weighted average number of shares outstanding	1,275,519,400	1,323,173,389	1,323,262,483
Net income attributable to NTT	¥ 366.67	¥ 385.16	¥ 372.01
Cash dividends to be paid to shareholders of record date	¥ 140.00	¥ 120.00	¥ 120.00